Expense Example, No Redemption (Vanguard S&P Mid-Cap 400 Value Index Fund Institutional)	Vanguard S&P Mid-Cap 400 Value Index Fund Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103